CURRENT/NON-CURRENT DISTINCTION (Details) - ARS ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
ASSETS
Cash and due from banks	$ 26,403,099	$ 51,822,372	$ 25,205,323
Cash	8,751,111	7,368,112
Argentine Central Bank	15,927,336	42,132,824
Other local financial institutions	1,694,742	2,305,439
Others	29,910	15,997
Debt securities at fair value through profit or loss	568,501	23,247,329	25,902,184
Derivatives	257,587	24,496
Repo transactions	319,817
Other financial assets	2,096,866	2,612,157
Loans and other financing	88,010,011	118,771,635
To the non-financial public sector	28,872	50,460
To the financial sector	64,522	613,101
To the Non-FinancialPrivate Sector and Foreign residents	87,916,617	118,108,074
Other debt securities	10,458,556	6,631,861
Financial assets in guarantee	5,333,704	3,087,750
Current income tax assets	102,458	910,777
Inventories	44,455	107,557
Investments in equity instruments	14,579	16,005
Property, plant and equipment	4,002,078	3,359,290
Investment Property	4,054,737	635,877
Intangible assets	4,372,514	4,170,146
Deferred income tax assets	1,671,195	1,264,222
Non-current assets held for sale		4,307
Other non-financial assets	1,294,351	1,367,029
Total Assets	148,684,691	218,032,810	208,027,788
LIABILITIES
Deposits	89,008,177	145,996,201	128,119,290
Non-financial public sector	5,470,177	17,083,822
Financial sector	28,098	38,821
Non-financial private sector and foreign residents	83,509,902	128,873,558
Liabilities at fair value through profit or loss	189,554	412,403
Derivatives		144,944
Repo transactions	319,817
Other financial liabilities	9,115,565	6,564,396
Financing received from the Argentine Central Bank and other financial institutions	9,017,597	12,357,106	8,008,155
Unsubordinated negotiable Obligations	6,086,475	14,317,445
Current income tax liability		1,217,233
Subordinated negotiable obligations	2,119,888	2,128,759
Provisions	677,018	133,703
Deferred income tax liability	506,291	343,586
Other non-financial liabilities	8,208,914	8,314,639
TOTAL LIABILITIES	125,249,296	191,930,415	$ 176,812,473
Up to 1 year [member]
ASSETS
Cash and due from banks	26,403,099	51,822,372
Cash	8,751,111	7,368,112
Argentine Central Bank	15,927,336	42,132,824
Other local financial institutions	1,694,742	2,305,439
Others	29,910	15,997
Debt securities at fair value through profit or loss	568,501	23,247,329
Derivatives	257,587	24,496
Other financial assets	2,096,866	2,612,157
Loans and other financing	61,827,090	87,503,950
To the non-financial public sector	7,020	11,577
To the financial sector	32,867	550,993
To the Non-FinancialPrivate Sector and Foreign residents	61,787,203	86,941,380
Other debt securities	10,106,598	1,875,097
Financial assets in guarantee	5,333,704	3,082,974
Current income tax assets	102,458	903,591
Inventories	44,455	107,557
Deferred income tax assets	155,663	9,696
Non-current assets held for sale		4,307
Other non-financial assets	754,818	267,224
Total Assets	107,650,839	171,460,750
LIABILITIES
Deposits	89,006,977	145,863,016
Non-financial public sector	5,470,177	17,083,822
Financial sector	28,098	38,821
Non-financial private sector and foreign residents	83,508,702	128,740,373
Liabilities at fair value through profit or loss	189,554	412,403
Derivatives		144,944
Repo transactions	319,817
Other financial liabilities	8,555,100	6,294,616
Financing received from the Argentine Central Bank and other financial institutions	8,688,059	11,013,248
Unsubordinated negotiable Obligations	4,282,707	3,311,927
Current income tax liability		1,217,233
Subordinated negotiable obligations	1,314,985	40,227
Provisions	21,720	17,908
Deferred income tax liability	506,291	9,032
Other non-financial liabilities	6,527,529	7,066,054
TOTAL LIABILITIES	119,412,739	175,390,608
Later than one year [member]
ASSETS
Loans and other financing	26,182,921	31,267,685
To the non-financial public sector	21,852	38,883
To the financial sector	31,655	62,108
To the Non-FinancialPrivate Sector and Foreign residents	26,129,414	31,166,694
Other debt securities	351,958	4,756,764
Financial assets in guarantee		4,776
Current income tax assets		(7,186)
Investments in equity instruments	14,579	16,005
Property, plant and equipment	4,002,078	3,359,290
Investment Property	4,054,737	635,877
Intangible assets	4,372,514	4,170,146
Deferred income tax assets	1,515,532	1,254,526
Other non-financial assets	539,533	1,099,805
Total Assets	41,033,852	46,572,060
LIABILITIES
Deposits	1,200	133,185
Non-financial private sector and foreign residents	1,200	133,185
Other financial liabilities	560,465	269,780
Financing received from the Argentine Central Bank and other financial institutions	329,538	1,343,858
Unsubordinated negotiable Obligations	1,803,768	11,005,518
Subordinated negotiable obligations	804,903	2,088,532
Provisions	655,298	115,795
Deferred income tax liability		334,554
Other non-financial liabilities	1,681,385	1,248,585
TOTAL LIABILITIES	$ 5,836,557	$ 16,539,807